Other liabilities - Summary of Other Liabilities (Detail) - CAD ($) $ in Millions	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Disclosure Of Other Liabilities [abstract]
Accounts payable and accrued expenses	$ 1,663	$ 1,475
Accrued interest payable	11,784	13,226
Cash collateral	22,133	19,582
Commodity liabilities	17,692	13,996
Deferred income	4,277	4,149
Deferred income taxes	484	542	$ 426
Dividends payable	2,306	2,123
Employee benefit liabilities	1,966	1,924
Lease liabilities	4,586	4,673
Negotiable instruments	1,609	1,702
Payable to brokers, dealers and clients	9,487	8,270
Payroll and related compensation	13,574	11,781
Precious metals liabilities	3,196	743
Provisions	782	793
Short-term borrowings of subsidiaries	2,804
Taxes payable	2,852	2,398
Other	7,396	7,335
Other liabilities	$ 108,591	$ 94,712